Intangible Assets - Summary of Detailed Information About Carrying Amounts of the Capitalized Development Projects (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 18,058	€ 19,969
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	17,678	19,545	€ 17,795
Capitalised development expenditure [member] | Space Base Technology [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	13,998	15,072	13,552
Capitalised development expenditure [member] | Air Base Technology [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	3,681	3,965	4,243
Capitalised development expenditure [member] | Condor Meo [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount	€ 0	€ 508	€ 0